OTHER INCOME (Details) - EUR (€) € in Thousands		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2023
OTHER INCOME
Income from SES transaction					€ 3,703
Other miscellaneous income				€ 5,923	5,315	€ 3,815
Foreign currency gains				6,294		2,969
Bonus payments						9,200
Total other income		€ 1,304	€ 6,914	12,217	9,018	15,985
Government grant income				381	550
Income from derecognition				4,988
Exit bonus receivable						€ 4,500
Annual percentage to be paid						1.50%
Cash payments		€ 889		2,296	264	€ 81,871
Gain on derecognition of liabilities.					2,194
R&D allowance					€ 319
Silicon receivables
OTHER INCOME
Reversal of impairment						21,375
Non-cash settlement of receivables						17,664
Shareholder receivable
OTHER INCOME
Reversal of impairment						1,418
Cash payments	€ 70,000
Receivable Silicon exit bonus
OTHER INCOME
Total other income						4,700
Silicon
OTHER INCOME
Exit bonus income						4,700
Exit bonus receivable				€ 4,700
Montratec GmbH
OTHER INCOME
Bonus payments						4,500
Exit bonus receivable							€ 3,954
Montratec Sarl
OTHER INCOME
Exit bonus income						4,500
Securities purchase agreement guarantee						4,500
Schmid Grundstcke GmbH & Co. KG
OTHER INCOME
Exit bonus receivable							€ 546
Sale and Leaseback Agreement
OTHER INCOME
Government grant income						356
Sale leaseback cancellation gain						1,875
Income from asset disposals						€ 508